Share Based Payment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Share Based Payment Arrangements [Abstract]
Schedule of fair value of the options granted
	2022	2021	2020
Expected volatility	93.51% - 93.79%	91.60%-95.01%	94.00%
Exercise price	1.43-3.97	0.03-5.33	0.03
Share price(1)	1.43 – 3.97	3.72-18.65	1.06
Risk-free interest rate	2.12% - 3.24%	1.42%-1.81%	1%
Dividend yield	0	0	0
Expected life (years)	10	10	10

	2022	2021	2020
Expected volatility	93.48%-94.91%	89.92%-97.18%	87.05%-93.98%
Exercise price	1.67-2.18	0.03-1.67	0.03-1.44
Share price(1)	1.22-3.97	2.46-18.67	1.06-6.96
Risk-free interest rate	1.91%-4.03%	1.25%-1.72%	0.21%-1.95%
Dividend yield	0	0	0
Expected life (years)	10	6.15-10	3-10

(1)	Share price for options granted during January 2019 - September 2020 was determined based on the implied share price in recent capital raising and for grants after that date, in light of significant achievements in clinical trials and absence of recent fundraising reflecting embodying the said achievements, was calculated using discounted cash flows model, with the following assumptions: projected revenues, projected operating expenses, projected EBITDA margin, projected taxes on income, weighted-average cost of capital of 30%. From October 2021 to December 2021, the Company determined its value based on two scenarios: a stay private scenario (which included a private M&A transaction) and an IPO scenario. The DCF method was used to determine the Company’s value for the stay private scenario and for the IPO scenario, the value was determined based on underwriters’ indication for the possible range of the share price in the anticipated IPO. The Hybrid Method was utilized to allocate the Company’s value appropriately to determine the fair value of its ordinary shares. The Hybrid Method considered the following future liquidity event scenarios: (1) a stay private scenario (which included a private M&A transaction) and (2) an IPO scenario applying a probability weighting of 60% and 40% to the stay private and the IPO scenarios, respectively, after considering the Company’s stage of development, the stage of IPO discussions and potential volatility in the market. From December 2021, following the Company’s IPO, the share price is based on its market value.

Schedule of fair value of the underwriters warrants granted
Expected volatility	90.59%
Exercise price	$7.5
Share price(1)	$3.72
Risk-free interest rate	1.23%
Dividend yield	0
Expected life	5

Schedule of summarizes the share option activity
	Number of options	Weighted average exercise price
Options outstanding at January 1, 2022	634,500	$2.25
Granted	589,000	1.98
Forfeited	(63,000)	1.26
Options outstanding at December 31, 2022	1,160,500	$2.16
Exercisable at December 31, 2022	424,000	$1.64

	Number of options	Weighted average exercise price
Options outstanding at January 1, 2021	1,476,570	$0.08
Granted	424,500	$3.28
Expired	(20,130)	0.03
Exercised	(1,246,440)	0.07
Options outstanding at December 31, 2021	634,500	$2.25
Exercisable at December 31, 2021	231,749	0.47

Schedule of share-based expense recognized in the statements of income
	For the year ended December 31,
	2022	2021	2020
	U.S. dollars in thousands
Share-based compensation expense – Research and development	$1,592	$1,969	$1,804
Share-based compensation expense – General and administrative	3,513	1,849	257
Share-based compensation expense – Finance expenses	-	341	-
	$5,105	$4,159	$2,061